Income Taxes (Tables)	12 Months Ended
Mar. 31, 2013
Income from Continuing and Discontinued Operations Before Income Taxes
Income from continuing and discontinued operations before income taxes comprises of the following:

	Year ended March 31,	Three months ended March 31,	Year ended December 31,
	2013	2012	2011	2010

Domestic (Israel)	$65,934	$26,241	$78,499	$37,371
Foreign (North America, the Cayman Islands, Ireland and the U.K.)	268,735	38,953	129,330	37,657

Income from continuing and discontinued operations before taxes	$334,669	$65,194	$207,829	$75,028

Components of Taxes on Income
Taxes on income are comprised of the following:

	Year ended March 31,	Three months ended March 31,	Year ended December 31,
	2013	2012	2011	2010
Current taxes	$93,165	$9,352	$48,502	$7,021
Prior years’ (benefits) taxes	(6,544)	4,364	(2,577)	(3,264)
Deferred income (benefits) taxes	(18,822)	4,075	(21,374)	6,720

	$67,799	$17,791	$24,551	$10,477

Domestic	$1,139	$1,730	$3,993	$1,400
Foreign	66,660	16,061	20,558	9,077

	$67,799	$17,791	$24,551	$10,477

Reconciliation of Statutory Tax Rate of Parent Company to Effective Consolidated Tax Rate
Reconciliation of the statutory tax rate of the parent company in Israel to the effective consolidated tax rate:

	Year ended March 31,	Three months ended March 31,	Year ended December 31,
	2013	2012	2011	2010
Statutory tax rate (In Israel)	25%	24%	24%	25%
(Decrease) increase in effective tax rate due to:
Tax benefits from reduced tax rates under benefit programs	(4%)	(4%)	(5%)	(12%)
Different tax rates applicable to non-Israeli subsidiaries	1%	1%	(3%)	(1%)
Uncertain tax positions, net	(3%)	(1%)	(3%)	2%
Taxes (benefits) from prior years	1%	7%	(1%)	0%

Effective consolidated tax rate	20%	27%	12%	14%

Components of Current Taxes
Current taxes are calculated at the following rates:

	Year ended March 31,	Three months ended March 31,	Year ended December 31,
	2013	2012	2011	2010
On Israeli operations (not including “Approved Enterprise”)	25.0%	24.0%	24.0%	25.0%
On U.S. operations *	35.0%	35.0%	35.0%	35.0%
On Canadian operations *	25.0%	25.0%	26.5%	31.0%
On U.K. operations *	24.0%	26.5%	26.5%	26.0%
On Ireland operations *	12.5%	12.5%	12.5%	12.5%

*	The U.S., Canadian, U.K., and Irish subsidiaries are taxed on the basis of the tax laws prevailing in their countries of residence. The Canadian subsidiary qualifies for research and development tax credits and manufacturing and processing credits, thereby reducing its effective tax rate.

Schedule of Deferred Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes and carryforward losses.

	March 31,
	2013	2012
Deferred tax assets:
Net operating loss carryforward	$11,574	$11,844
Deferred revenue	16,146	18,459
Property, plant, and equipment	1,507	1,843
Accrued expenses	78,192	54,087
Bad debt allowance	36	37
Amortization and impairment	6,301	7,222
Other, net	9,323	11,665

Total deferred tax assets	123,079	105,157
Valuation allowance for deferred tax assets	(13,082)	(13,688)

Net deferred tax assets	109,997	91,469

Deferred tax liabilities:
Property, plant, and equipment	(1,879)	(2,205)
Other, net	(326)	(302)

Total deferred tax liabilities	(2,205)	(2,507)

Net deferred tax assets	$107,792	$88,962

Domestic	$5,162	$5,655
Foreign	102,630	83,307

	$107,792	$88,962

Schedule of Deferred Income Taxes Reported in Balance Sheet

The deferred income taxes are presented in the balance sheet as follows:

	March 31,
	2013	2012
Among current assets (“other receivables and prepaid expenses”)	$104,509	$85,020
Long-term deferred income tax assets	5,488	6,449
Among short-term liabilities	(326)	(302)
Among long-term liabilities	(1,879)	(2,205)

	$107,792	$88,962

Schedule of Uncertain Tax Positions
Uncertain tax positions:

	March 31,
	2013	2012
Unrecognized tax exposure at beginning of year	$13,828	$14,425
Increases as a result of positions taken in prior period	1,912	92
Decreases as a result of positions taken in prior period	(115)	—
Increases as a result of positions taken in current period	1,495	36
Decreases as a result of positions taken in current period	—	(725)
Decreases due to settlements with tax authorities	(10,216)	—
Decreases due to expiration of statute of limitations	(270)	—

Unrecognized tax exposure at end of year	$6,634	$13,828